Non-Current Assets Classified as Held for Sale - Schedule of Breakdown by Nature of Income from Discontinued Operations Net of Taxes (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NON-CURRENT ASSETS CLASSIFIED AS HELD FOR SALE
Revenues	$ 1,494,119,513	$ 1,481,554,138	$ 1,599,032,140
Other operating income	144,254,921	39,500,045	35,904,948
Revenues and Other Operating Income from continuing operations	1,638,374,434	1,521,054,183	1,634,937,088
Raw materials and consumables used	(834,936,802)	(809,974,152)	(903,978,006)
Contribution Margin from continuing operations	803,437,632	711,080,031	730,959,082
Other work performed by the entity and capitalized	4,673,011	7,449,013	7,226,484
Employee benefits expense	(49,731,269)	(53,800,538)	(54,222,470)
Depreciation and amortization expense	(107,456,139)	(117,765,263)	(117,337,553)
Other expenses	(88,636,766)	(82,478,947)	(102,821,020)
Operating Income from continuing operations	280,918,860	464,383,396	463,860,017
Other gains, net	1,681,178	3,434,503	113,088,869
Financial income	9,420,340	5,778,242	5,273,672
Financial costs	(65,711,082)	(48,189,495)	(50,851,829)
Share of profit and losses of investments accounted for using the equity method	545,640	3,281,453	(2,696,904)
Foreign currency exchange gains (losses), net	3,085,739	(3,055,807)	8,822,301
Income before taxes	224,783,599	423,152,001	537,641,734
Income from discontinued operations Attributable to
Shareholders of the parent company	196,343,162	309,029,455	418,453,814
Non-controlling interests	$ 4,982,901	$ 9,175,781	$ 7,088,401